UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-3481

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	02/28/05

FORM N-Q

Item 1. Schedule of Investments.

General Municipal Money Market Fund
Statement of Investments
2/28/2005 (Unaudited)
	Principal

Tax Exempt Investments--102.4%	Amount ($)	Value ($)

Alabama--4.1%

The Industrial Development Board of the City of Fultondale
IDR, VRDN (Melsur Corp. Project)
2.05% (LOC; Amsouth Bank)	3,765,000 a	3,765,000
County of Jefferson, VRDN:
Limited Obligation School Warrants 1.95% (Insured;
AMBAC and Liquidity Facility; DEPFA Bank PLC)	10,000,000 a	10,000,000
Sewer Revenue, Refunding 1.89% (Insured; XL Capital
Assurance and Liquidity Facility; Bank of America)	4,400,000 a	4,400,000
Mcintosh Industrial Development Board, EIR, Refunding, VRDN
(CIBA Specialty Chemicals) 1.86%	10,000,000 a	10,000,000
Troy Health Care Authority, Sarha Lease Revenue
VRDN (Southeast Alabama Rural Health)
1.96% (LOC; Regions Bank)	2,800,000 a	2,800,000

Arizona--1.1%

Maricopa County Industrial Development Authority, MFHR
Refunding, VRDN (San Clemente Apartments Project)
1.91% (Liquidity Facility; FNMA)	8,200,000 a	8,200,000

Arkansas--.9%

Arkansas Development Finance Authority, MFHR, VRDN
(Chapelridge of Cabot Housing Project)
1.94% (LOC; Regions Bank)	6,675,000 a	6,675,000

California--3.8%

California Pollution Control Financing Authority, SWDR
VRDN (Norcal Waste System Inc. Project)
1.94% (LOC; Comerica Bank)	10,165,000 a	10,165,000
FHLMC Multifamily VRDN Certificates
Housing Revenue, VRDN 1.96% (Insured; FHLMC
and Liquidity Facility; FHLMC)	18,371,997 a	18,371,997

Colorado--5.6%

Colorado Educational and Cultural Facilities Authority
Revenue, VRDN (Vail Mountain School Project)
1.95% (LOC; Key Bank)	5,000,000 a	5,000,000
City and County of Denver, Airport Revenue, VRDN:
1.94% (Insured; CIFG and Liquidity Facility; Bayerische
Landesbank)	6,200,000 a	6,200,000
Refunding 1.91% (Insured; MBIA and Liquidity Facility;
Bank One)	10,000,000 a	10,000,000
Lafayette Exemplatory Improvement District
Special Assessment Revenue, Refunding, VRDN
1.90% (LOC; U.S. Bank NA)	3,250,000 a	3,250,000
Lakewood Housing Authority, MFHR, VRDN
(Ridgemoor Apartments Project) 1.91% (Insured; FNMA)	7,750,000 a	7,750,000
Southern Ute Indian Tribe of Southern Ute Indian
Reservation, Industrial Revenue, VRDN 1.97%	10,000,000 a	10,000,000

District of Columbia--.7%

District of Columbia Water and Sewer Authority
Public Utility Revenue, VRDN, Merlots Program
1.91% (Insured; FSA and LOC; Wachovia Bank)	5,410,000 a	5,410,000

Florida--.7%

Bay County Housing Finance Authority, SFMR, VRDN
Merlots Program 1.96% (Liquidity Facility; Wachovia
Bank and LOC: FNMA and GNMA)	5,030,000 a	5,030,000

Georgia--3.1%

Columbia County Development Authority, Private Schools
Revenue, VRDN (Augusta Preparatory Project)
1.91% (LOC; Wachovia Bank)	3,500,000 a	3,500,000
Fulton County Residential Care Facilities Elderly Authority
Revenue, Refunding, VRDN (Lenbrook Square
Foundation Inc.) 1.85% (LOC; Dresdner Bank)	10,200,000 a	10,200,000
Jefferson Development Authority, IDR, VRDN
(Ringwood Containers Project)
1.92% (LOC; Bank of America)	1,600,000 a	1,600,000
Savannah Economic Development Authority
Industrial Revenue, VRDN (Home Depot Project)
1.91% (LOC; SunTrust Bank)	5,000,000 a	5,000,000
Savannah Housing Authority, MFHR, VRDN
(Bradley Pointe Apartments Project)
1.92% (LOC; Key Bank)	3,500,000 a	3,500,000

Idaho--.8%

Idaho Housing and Finance Association, SFMR
2.50%, 2/1/2006	6,250,000	6,250,000

Illinois--7.6%

Channahon, Revenue, VRDN (Morris Hospital)
1.88% (LOC; U.S. Bank NA)	3,330,000 a	3,330,000
Chicago O'Hare International Airport, Special Facility
Revenue, VRDN (O'Hare Technical Center II Project)
1.95% (LOC; ABN-AMRO)	8,000,000 a	8,000,000
Cook County, GO Notes, VRDN
Merlots Program 1.91% (Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3,585,000 a	3,585,000
Illinois Development Finance Authority, IDR, VRDN
(Durex Industries Project) 1.95% (LOC; ABN-AMRO)	4,200,000 a	4,200,000
Illinois Health Facilities Authority, Revenues
(Evanston Hospital Corp.):
1.85%, 3/10/2005	10,000,000	10,000,000
CP:
2%, 5/12/2005	5,000,000	5,000,000
2.05%, 5/19/2005	5,000,000	5,000,000
(Evanston Northwestern Corp.) 1.88%, 3/17/2005	5,000,000	5,000,000
Roaring Fork Municipal Products LLC, Revenue, VRDN:
2.01% (Insured; FSA and Liquidity Facility; The Bank
of New York)	10,355,000 a	10,355,000
2.01% (Liquidity Facility; The Bank of New York
and LOC: FHLMC, FNMA and GNMA)	3,610,000 a	3,610,000

Indiana--2.2%

Indiana Development Finance Authority, Industrial
Revenue, VRDN (Eiteljorg Museum)
1.87% (LOC; Bank One)	6,500,000 a	6,500,000
Indiana Housing Finance Authority, SFMR, VRDN
Merlots Program 1.96% (Insured: FNMA and GNMA
and Liquidity Facility; Wachovia Bank)	1,265,000 a	1,265,000
Indiana State University, College and University Revenue
Student Fee 3.50%, 10/1/2005 (Insured; AMBAC)	2,055,000	2,071,775
Indianapolis Local Public Improvement Bond Bank
Revenue 3%, 7/6/2005	6,550,000	6,573,234

Iowa--2.9%

State of Iowa, TRAN 3%, 6/30/2005	8,000,000	8,030,826
Iowa School Corporations, Warrants Certificates
(Iowa School Cash Anticipation Program)
3%, 6/30/2005 (Insured; FSA)	7,000,000	7,022,847
Louisa County, PCR, Refunding, VRDN
(Midwest Power System Inc. Project) 1.95%	7,000,000 a	7,000,000

Kansas--1.4%

Kansas Development Finance Authority, MFHR
Refunding, VRDN (Chesapeake Apartments Project)
1.87% (LOC; FHLB)	5,000,000 a	5,000,000
Mission, MFHR, Refunding, VRDN (The Falls Apartments
Project) 1.94% (Insured; FNMA)	6,000,000 a	6,000,000

Kentucky--8.7%

City of Fort Mitchell, Kentucky League of Cities
Funding Trust, LR, VRDN, Trust Lease Program
1.88% (LOC; U.S. Bank NA)	9,500,000 a	9,500,000
Kenton County Airport Board, Special Facilities Revenue
VRDN (Airis Cincinnati LLC) 1.95% (LOC; Deutsche
Postbank)	43,000,000 a	43,000,000
Kentucky Asset Liability Commission, General Fund
Revenue, TRAN 3%, 6/29/2005	5,000,000	5,017,299
Lincoln County, Residential Mortgage Revenue, VRDN
2.08% (GIC; Bayerische Landesbank)	9,000,000 a	9,000,000

Louisiana--.4%

Louisiana Local Government Environmental Facilities
and Community Development Authority, College and
University Revenue, VRDN (Northwestern State
University Student Housing) 1.94% (LOC; Regions Bank)	2,750,000 a	2,750,000

Maine--.6%

Maine Housing Authority, General Housing Revenue
VRDN 1.96% (GIC; Trinity Plus Funding Co. and Liquidity
Facility; Merrill Lynch)	4,950,000 a	4,950,000

Maryland--2.2% `

Frederick County, Revenue, VRDN
(Homewood Inc. Facility) 2.03% (LOC; M&T Bank)	9,700,000 a	9,700,000
Maryland Economic Development Corporation, Revenue
VRDN (CWI Limited Partnership Facility)
2.11% (LOC; M&T Bank)	3,405,000 a	3,405,000
Maryland Industrial Development Financing Authority
Revenue, VRDN (Mercy High School Facility)
1.96% (LOC; M&T Bank)	3,800,000 a	3,800,000

Massachusetts--5.7%

Gill-Montague Regional School District, GO Notes
BAN 3%, 7/29/2005	5,000,000	5,025,398
Koch Certificates of Trust, Revenue, VRDN
1.96% (Insured; AMBAC and Liquidity Facility; State
Street Bank and Trust Co.)	1,840,172 a	1,840,172
State of Massachusetts, Revenue, CP:
1.92%, 3/14/2005 (Liquidity Facility; Dexia Credit Locale)	10,000,000	10,000,000
1.92%, 3/14/2005 (LOC; Bayerische Landesbank)	15,000,000	15,000,000
Massachusetts Development Finance Agency, College
and University Revenue, VRDN (Wentworth Institute of
Technology) 1.95% (Insured; Radian Bank and Liquidity
Facility; Bank of America)	11,600,000 a	11,600,000

Michigan--5.2%

State of Michigan, GO Notes 3.50%, 9/30/2005	10,000,000	10,086,087
Michigan Hospital Finance Authority, Revenues, VRDN
Healthcare Equipment Loan Program
1.96% (LOC; ABN-AMRO)	25,700,000 a	25,700,000
Michigan Strategic Fund, LOR, VRDN
(D&R Paint Co. Project) 1.95% (LOC; Fifth
Third Bank)	3,913,000 a	3,913,000

Minnesota--1.0%

Minnesota Housing Finance Agency, Revenue
(Residential Housing Finance) 2.30%, 12/14/2005	5,000,000	5,000,000
Saint Paul Housing and Redevelopment Authority, MFHR
Refunding, VRDN (Hampden Square Apartments)
1.99% (LOC; FNMA)	2,840,000 a	2,840,000

Mississippi--1.3%

Medical Center Educational Building Corporation, Revenue
VRDN (Pediatric & Research Facilities Project) 1.87%
(Insured; AMBAC and Liquidity Facility; Bank One)	6,000,000 a	6,000,000
Mississippi Business Finance Corporation, IDR, VRDN
(Bruce Furniture Industries Project)
1.96% (LOC; Wachovia Bank)	3,500,000 a	3,500,000

Missouri--.7%

Kansas City Industrial Development Authority, Revenue
VRDN (Alphapointe Association for the Blind)
1.93% (LOC; U.S. Bank NA)	5,500,000 a	5,500,000

Nebraska--.5%

Nebraska Public Power District, Electric Revenue, CP 2%, 5/10/2005
(Liquidity Facility: Bank of Nova Scotia and Toronto
Dominion Bank)	4,000,000	4,000,000

Nevada--3.7%

Clark County, IDR, VRDN
(Southwest Gas Corp. Project)
1.92% (LOC; Bank of America)	6,000,000 a	6,000,000
Las Vegas Valley, Revenue, CP 1.92%, 4/11/2005
(LOC: Banque Nationale de Paris and Lloyds TSB Bank)	15,200,000	15,200,000
Nevada Housing Division, Multiple-Unit Housing Revenue
VRDN (Silverado Ranch) 1.89% (Insured; FNMA)	6,710,000 a	6,710,000

New Hampshire--.1%

New Hampshire Housing Finance Authority, SFHR, VRDN
Merlots Program 1.96% (Liquidity Facility; Wachovia
Bank)	730,000 a	730,000

New Mexico--1.3%

New Mexico Income Housing Authority Region III, LR
VRDN, Lease Purchase Program 1.90%
(Liquidity Facility; Societe Generale)	10,000,000 a	10,000,000

New York--2.0%

New York City Municipal Water Finance Authority
Water and Sewer Revenue, CP
1.85%, 3/3/2005 (Liquidity Facility: Dexia Credit Locale
and JPMorgan Chase Bank)	10,000,000	10,000,000
New York State Thruway Authority, Highway Tolls Revenue
2%, 4/1/2005	5,000,000	5,001,990

Ohio--3.5%

Cleveland-Cuyahoga County Port Authority, Educational
Facility Revenue, VRDN (Laurel School Project)
1.94% (LOC; Key Bank)	3,755,000 a	3,755,000
Cuyahoga Community College District
Revenue, VRDN 1.89% (Insured; AMBAC and
Liquidity Facility; Key Bank)	4,900,000 a	4,900,000
Grove City, Multi-Family Housing and Mortgage Revenue
VRDN (Regency Arms Apartments)
1.92% (LOC; FNMA)	2,470,000 a	2,470,000
Hamilton County, EDR, VRDN (Taft Museum Project)
1.88%, (LOC; Fifth Third Bank)	5,760,000 a	5,760,000
Washington County, HR, VRDN (Marietta Area Health
Credit Inc.) 1.86% (Insured; FSA and Liquidity Facility;
Bank One)	10,000,000 a	10,000,000

Oklahoma--1.1%

Tulsa County Industrial Authority, Capital Improvements
Revenue 2.05%, 5/16/2005 (Liquidity Facility; Bank
of America)	8,150,000	8,150,000

Pennsylvania--7.7%

Berks County Industrial Development Authority, IDR
VRDN (EJB Paving and Materials)
2.01% (LOC; Wachovia Bank)	1,000,000 a	1,000,000
Bethlehem Area School District, GO Notes, VRDN
1.89% (Insured; FSA and Liquidity Facility; Dexia Credit
Locale)	10,000,000 a	10,000,000
East Hempfield Township Industrial Development Authority
IDR, VRDN (Mennonite Home Project)
1.97% (LOC; M&T Bank)	12,520,000 a	12,520,000
Harrisburg Authority, Water Revenue, Refunding, VRDN
1.90% (Insured; FGIC and Liquidity Facility; FGIC)	14,650,000 a	14,650,000
Lancaster County Hospital Authority, Senior Living
Facilities Revenue, VRDN (Quarryville Presbyterian)
1.90% (LOC; M&T Bank)	8,400,000 a	8,400,000
Philadelphia Hospitals and Higher Education Facilities
Authority, Revenues, Refunding, VRDN
(Philadelphia Protestant Home) 1.87% (LOC; Bank of
America)	1,900,000 a	1,900,000
West Cornwall Township Municipal Authority, GO Notes
Refunding, VRDN (Bethlehem School District Project)
1.89% (Insured; FSA and Liquidity Facility; Dexia Credit
Locale)	9,800,000 a	9,800,000

Rhode Island--1.4%

East Providence, GO Notes, TAN 3%, 7/7/2005	8,000,000	8,027,255
Rhode Island Industrial Facilities Corporation, IDR, VRDN
(Cooley Inc. Project) 1.94% (LOC; Citizens Bank of
Rhode Island)	2,750,000 a	2,750,000

South Carolina--1.7%

Dorchester County, GO Notes, TAN 3%, 4/15/2005	7,500,000	7,513,843
South Carolina Jobs-Economic Development Authority
EDR, VRDN (Virtual Image Technology)
1.90% (LOC; Royal Bank of Canada)	5,000,000 a	5,000,000

Tennessee--1.1%

Blount County Public Building Authority, Revenue, VRDN
Local Government Public Improvement 1.88% (Insured;
AMBAC and Liquidity Facility; Regions Bank)	4,045,000 a	4,045,000
Oak Ridge Industrial Development Board
Industrial Revenue, VRDN
(Oak Ridge Universities) 1.89% (LOC; Allied Irish Bank)	4,680,000 a	4,680,000

Texas--8.1%

Crawford Education Facilities Corporation, Education
Revenue, VRDN (Woodlands Academy Preparatory
School) 1.92% (LOC; U.S. Bank NA)	4,485,000 a	4,485,000
Harris County Health Facilities Development Corporation
Revenue, CP (The Methodist System) 2.07%, 5/9/2005	10,000,000	10,000,000
Lower Colorado River Authority, Transmission Contract
Revenue, Refunding (LCRA Transportation Services
Corp. Project) 5%, 5/15/2005	2,750,000	2,767,630
Revenue Bond Certificate Series Trust Various States
Housing Revenue, VRDN:
(Greens) 2.23% (GIC; AIG Funding Inc.)	4,325,000 a	4,325,000
(Pebble Brooke) 2.23% (GIC; AIG Funding Inc.)	7,000,000 a	7,000,000
State of Texas:
GO Notes, Refunding
(College Student Loan) 1.95%, 3/1/2005
(Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	11,000,000	11,000,000
Revenue, TRAN 3%, 8/31/2005	10,000,000	10,069,540
Texas Department of Housing & Community Affairs, SFHR
1.95%, 8/3/2005 (GIC; CDC Funding Corp.)	5,000,000	5,000,000
Victory Street Public Facility Corporation, MFHR, VRDN
(Uvalde Ranch Apartments) 1.95% (LOC; Bank of
America)	6,650,000 a	6,650,000

Washington--3.4%

Chelan County Public Utility District Number 001
Consolidated Revenue, VRDN, Merlots Program 1.96%
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	6,995,000 a	6,995,000
Port of Seattle, Revenue, VRDN
Merlots Program 1.96%
(Insured; FGIC and Liquidity Facility; Wachovia Bank)	5,555,000 a	5,555,000
Seattle Housing Authority, Revenue, VRDN
(High Point Project Phase I) 1.94% (LOC; Bank of
America)	4,300,000 a	4,300,000
State of Washington, GO Notes, VRDN, Merlots Program
1.91% (Insured: FGIC and MBIA and Liquidity Facility;
Wachovia Bank)	8,995,000 a	8,995,000

West Virginia--.2%

Pendleton County, IDR, VRDN
(Greer Steel Project) 1.96% (LOC; PNC Bank)	1,200,000 a	1,200,000

Wisconsin--2.3%

Elmbrook School District, GO Notes, TRAN 2.75%, 4/15/2005	7,000,000	7,009,600
Plymouth Joint School District, Revenue, BAN 2.875%, 8/1/2005	4,000,000	4,005,183
West Allis, Revenue, VRDN (State Fair Park Exposition)
1.90% (LOC; U.S. Bank NA)	6,200,000 a	6,200,000

Wyoming--3.6%

Campbell County, IDR (Two Elk Power Generation Station
Project) 2.40%, 12/1/2005 (GIC; Royal Bank of Canada)	27,300,000	27,300,000

Total Investments (cost $777,557,676)	102.4%	777,557,676

Liabilities, Less Cash and Receivables	(2.4%)	(17,989,981)

Net Assets	100.0%	759,567,695

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
BAN	Bond Anticipation Notes	LOC	Letter of Credit
CP	Commercial Paper	LOR	Limited Obligation Revenue
EDR	Economic Development Revenue	LR	Lease Revenue
EIR	Environment Improvement Revenue	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Company		Insurance Corporation
FHLB	Federal Home Loan Bank	MFHR	Multi-Family Housing Revenue
FHLMC	Federal Home Loan Mortgage Corporation	PCR	Pollution Control Revenue
FNMA	Federal National Mortgage Association	SFHR	Single Family Housing Revenue
FSA	Financial Security Assurance	SFMR	Single Family Mortgage Revenue
GIC	Guaranteed Investment Contract	SWDR	Solid Waste Disposal Revenue
GNMA	Government National Mortgage Association	TAN	Tax Anticipation Notes
GO	General Obligation	TRAN	Tax and Revenue Anticipation Notes
HR	Hospital Revenue	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
Fitch or	Moody's	or	Standard & Poor's	Value (%) *

F1+, F1	VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	88.2
AAA, AA, A b	Aaa, Aa, A b		AAA, AA, A b	5.3
Not Rated c	Not Rated c		Not Rated c	6.5
				100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate - subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the Fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)